General and administrative - Schedule of general and administrative expense (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule Of General And Administrative Expense Abstract
Professional fees	$ 335,143	$ 735,946	$ 1,015,071	$ 2,694,238
Investor relations	615,418	546,058	1,214,361	1,686,685
Salaries, wages and benefits	1,091,689	1,180,735	1,859,742	1,994,965
Consulting fees	140,422	156,378	723,364	436,877
Office and general administrative	243,918	402,325	629,800	898,614
Foreign exchange loss (gain)	(17,540)	19,932	51,777	(28,619)
General and administrative expense	$ 2,409,050	$ 3,041,374	$ 5,494,115	$ 7,682,760